COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 3 - COMMITMENTS AND CONTINGENCIES

A. Government grants:

Microbot Israel has received grants from the Israeli Innovation Authority (“IIA”) for participation in research and development since 2013 through September 30, 2024 totaling approximately $1,878. This includes amounts received of approximately $378, which is a portion of an additional grant from the IIA in the amount of approximately NIS 1,620,000 (approximately $447) approved by the IIA on June 1, 2023, to further finance the development of the manufacturing process of the LIBERTY® Endovascular Robotic Surgical System.

In addition, as a result of the agreement with CardioSert Ltd. (“CardioSert”) on January 4, 2018, Microbot Israel took over the liability to repay CardioSert’s IIA grants in the aggregate amount of approximately $530. See also Notes 3C and 5C below.

In addition, as a result of the agreement with Nitiloop, on October 6, 2022, Microbot Israel took over the liability to repay Nitiloop’s IIA grants in the aggregate amount of approximately $925.

In relation to the IIA grants described above, the Company is obligated to pay royalties amounting to 3.0%-5% of its future sales of the products relating to such grants.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bears interest of SOFR per year (SOFR is a benchmark interest rate which replaced LIBOR).

The repayment of the grants is contingent upon the successful completion of the Company’s research and development programs and generating sales. The Company has no obligation to repay these grants, if the project fails, is unsuccessful or aborted or if no sales are generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis.

On December 11, 2022, the Company received approval for a grant from the Ministry of Economy, in the amount of NIS 300,000 (approximately $83), for participation in expenses related to the LIBERTY® Endovascular Robotic Surgical System in the U.S. market. As of September 30, 2024, the Company received approximately $50 of such grant. In relation with the Ministry of Economy grant, the Company is obligated to pay royalties amounting to 3% of future sales of the LIBERTY® Endovascular Robotic Surgical System up to the grant amount plus interest.

B. TRDF agreement:

Microbot Israel signed an agreement with the Technion Research and Development Foundation (“TRDF”) in June 2012 by which TRDF transferred to Microbot Israel a global, exclusive, royalty-bearing license (as amended, the “License Agreement”) with respect to the Company’s Self-Cleaning Shunt

(SCS) project and its TipCat assets in addition to certain technology relating to the Company’s LIBERTY® Endovascular Robotic Surgical System. As partial consideration for the license, Microbot Israel shall pay TRDF royalties on net sales (between 1.5%-3.0%) and on sublicense income as detailed in the License Agreement.

In October 2022 the Company suspended the SCS project and as a result of the Company’s May 2023 implementation of its core-business focus program and cost reduction plan, the Company returned the licensed intellectual property for the TipCat back to TRDF in June 2023, and returned the licensed intellectual property for the SCS (ViRob) back to TRDF in July 2023. As a result, as of the date of these financial statements, the License Agreement is limited to the certain technology relating to the Company’s LIBERTY® Endovascular Robotic Surgical System.

C. Agreement with CardioSert Ltd.:

On January 4, 2018, Microbot Israel entered into an agreement with CardioSert (the “CardioSert Agreement”) to acquire certain of its patent-protected technology (the “Technology”). Pursuant to the CardioSert Agreement, Microbot Israel made aggregate payments of $300 in cash and 6,738 shares of common stock estimated at $74 to complete the acquisition.

As a result of its core-business focus program and its cost reduction plan enacted in May 2023, the Company terminated the CardioSert Agreement effective as of August 17, 2023 in accordance with its terms and ceased its research and development and commercialization efforts for, and maintaining, the Technology, which resulted in CardioSert triggering on March 3, 2024 its right to reacquire the Technology for nominal consideration. See also Note 5C below.

In July 2024, Microbot Israel transferred the Technology back to CardioSert, for nominal consideration, pursuant to the terms of the CardioSert Agreement. As a result, Microbot Israel’s liability to repay CardioSert’s IIA grants in the aggregate amount of approximately $530 was also transferred back to CardioSert.

D. ATM agreement:

On June 10, 2021, the Company entered into an At-the-Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co. LLC (“Wainwright”), as sales agent, in connection with an “at the market offering” under which the Company may offer and sell, from time to time in its sole discretion, shares of its common stock having an aggregate offering price of up to $10,000 at market prices or as otherwise agreed with Wainwright. The Company entered into an amendment, dated July 1, 2024, to the ATM Agreement with Wainwright dated June 10, 2021, relating to the offer and sale of shares of the Company’s common stock having an aggregate offering price of up to approximately $4,820 from time to time through Wainwright, acting as sales agent. The compensation to Wainwright for sales of the shares is a placement fee of 3.0% of the gross sales price of the shares of common stock sold pursuant to this ATM Agreement. See also Notes 4D and 5 below.

E. Engagement letters with H.C. Wainwright:

In connection with registered direct and private placement offerings, the Company entered into engagement letters (the “Engagement Letters”) with Wainwright on October 3, 2022, on May 16, 2023, on October 24, 2023 and on May 29, 2024, pursuant to which Wainwright agreed to serve as the exclusive placement agent for the issuance and sale of securities of the Company.

As compensation for such placement agent services, the Company has agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from offerings contemplated by the Engagement Letters, plus a management fee equal to 1.0% of the gross proceeds received by the Company from such offerings, as well as other reimbursable expenses. The Company has also agreed to issue to Wainwright or its designees preferred investment options upon the closing of such offerings, equal to five (5.0%) percent of the aggregate number of such shares of common stock in such offerings, including upon exercise for cash of any warrants issued to investors in such offering.

F. Acquisition of Nitiloop’s assets:

On October 6, 2022, Microbot Israel purchased substantially all of the assets, including intellectual property, devices, components and product related materials (the “Assets”), of Nitiloop Ltd., an Israeli limited liability company (“Nitiloop”). The Assets include intellectual property and technology in the field of intraluminal revascularization devices with anchoring mechanism and integrated microcatheter (the “Technology”) and the products or potential products incorporating the Technology owned by Nitiloop and designated by Nitiloop as “NovaCross”, “NovaCross Xtreme” and “NovaCross BTK” and any enhancements, modifications and improvements thereof (“Devices”). Microbot Israel did not assume any material liabilities of Nitiloop other than obligations Nitiloop has to the IIA and relating to certain renewal/maintenance fees for a European patent application.

In consideration for the acquisition of the Assets, Microbot Israel shall pay royalties to Nitiloop, which shall not, in the aggregate, exceed $8,000, as follows:

Royalties at a rate of 3% of net revenue generated as a result of sales, license or other exploitation of the Devices; and

Royalties at a rate of 1.5% of net revenue generated from the sale, license or other exploitation of commercialization of the technology as part of an integrated product.

Based on the Company’s analysis, the Company concluded that the acquisition of the assets does not meet the definition of a business for the purpose of applying SEC Rules (S-X Rules of 3-05, 8-04 and 11-01).

G. Litigation resulting from the 2017 financing:

The Company was named as the defendant in a lawsuit captioned Empery Asset Master Ltd., Empery Tax Efficient, LP, Empery Tax Efficient II, LP, Hudson Bay Master Fund Ltd., (the “Plaintiffs”), against Microbot Medical Inc., Defendant, in the Supreme Court of the State of New York, County of New York (Index No. 651182/2020) (the “Lawsuit”). The complaint alleged, among other things, that the Company breached multiple representations and warranties contained in the Securities Purchase Agreement (the “SPA”) related to the Company’s June 8, 2017 equity financing (the “2017 Financing”), of which the Plaintiffs participated, and fraudulently induced Plaintiffs into signing the SPA. The complaint sought rescission of the SPA and return of the Plaintiffs’ $6,750 purchase price with respect to the 2017 Financing.

On January 26, 2024 (the “Effective Date”), the Company entered into a settlement agreement and release with the Plaintiffs (the “Settlement Agreement”), effectively resolving the Lawsuit.

Pursuant to the Settlement Agreement, the Company paid $2,154 consisting of a cash payment of $1,100, covered by the Company’s insurance company, and 1,005,965 shares of restricted common stock which were subsequently registered for resale. Furthermore, the Company’s insurance company is responsible for covering legal expenses incurred by the Company in relation to the legal proceedings of the Lawsuit. In February 2024, the Plaintiffs filed a stipulation discontinuing the Lawsuit with prejudice.

The Company concluded the Settlement Agreement gave rise to loss contingencies in the scope of ASC Subtopic 450-20, Contingencies – Loss Contingencies, and as of December 31, 2023, the Company recorded a contingent liability, as the Company deemed it both probable and reasonably estimable.

The Company determined that the loss contingency should be recognized as non-operating losses, offset by loss recoveries received from the Company’s insurance company.

As a result of the Settlement Agreement and the insurance recovery received from the insurance company, as of December 31, 2023, the Company recorded a liability and an asset on its balance sheet totaling $2,211 and $1,335, respectively. Within this asset, $1,100 represents the recovery of the cash payment of the settlement amount, and $235 represents recovery of legal expenses. A net non-operating loss of $1,111 from legal settlement was reflected in the Company’s statement of comprehensive loss for the year ended December 31, 2023. In the first quarter of 2024, the Company received $1,335 from the insurance company, subsequently closing the asset recorded as of December 31, 2023. Additionally, during the first quarter of 2024, the Company paid the settlement amount by transferring $1,100 to the Plaintiffs and issuing 1,005,965 shares of the Company’s common stock, thereby closing the liability recorded as of December 31, 2023.

H. Mona litigation:

On April 28, 2019, the Company brought an action against Alliance Investment Management, Ltd. (“Alliance”), later amended to add Joseph Mona (“Mona”) as a defendant, in the Southern District of New York under Section 16(b) of the Securities Exchange Act of 1934 (the “Exchange Act”), to compel Alliance and/or Mona to disgorge short swing profits realized from purchases and sales of the Company’s securities within a period of less than six months. The amount of profits was estimated in the complaint to be approximately $468.

On March 31, 2021, the Court entered a judgment against Mona and in favor of the Company in the amount of approximately $485. Collection of the judgment was deferred pending resolution of Mona’s counterclaim.

On August 22, 2023, the District Court dismissed the Section 10(b) counterclaim in its entirety. After the Company initiated efforts to execute on the $485 judgment against Mona (the “Judgment”), Mona urged the Court to decide the motion to vacate the 16(b) Judgment on the grounds that the Company purportedly lacks Constitutional standing to bring this case, which he originally filed prior to the final dismissal of his 10(b) counterclaim. On January 30, 2024, a Report & Recommendation was issued that the motion be denied, which the Court adopted in the entirety in an Order on March 5, 2024. Mona has purported to appeal that denial. The Company believes Mona’s purported appeal is untimely and substantively meritless. Mona’s appellate brief was filed on June 28, 2024 and the Company’s opposition has also been filed. The Company is waiting for the Court’s determination as to whether oral arguments will be required, which if so are expected to be held by January 2025.

As of May 10, 2024, Mona posted a bond in the full amount of the Judgment, which the Company will move to collect if the appeal is denied or the original judgment in the Company’s favor is upheld.

I. Contingent bonus commitments based on future capital raising:

In February 2024, the Compensation Committee of the Board of Directors of the Company approved certain bonuses for the 2023 fiscal year contingent on capital raising efforts. These bonuses are detailed as follows:

The Company’s CEO was granted a contingent cash bonus of up to approximately $298, which is divided into two contingent portions. The first 50% of the CEO’s contingent bonus ($149) is payable upon the Company raising at least $3,000 in new funds by June 30, 2024. As of June 30, 2024, the Company did not raise $3,000 in new funds. However, on July 17, 2024, the Compensation Committee of the Board of Directors of the Company nevertheless approved the payment of the first 50% of the contingent bonus to the Company’s CEO in the amount of approximately $149. This bonus was recorded as a charge to expenses in the three-month period ended September 30, 2024.

The remaining 50% ($149), payable upon the Company raising at least $6,000 in new funds by September 30, 2024 (cumulative, so if $3,000 is not raised by June 30, 2024 but the full $6,000 is raised by September 30, 2024, or if $10,000 is raised by December 31, 2024, the full amount is payable). The Company’s management is unable to predict the likelihood of securing additional capital; therefore, as of September 30, 2024, the Company has not recorded a liability for any contingent bonus.

Other executives are entitled to an aggregate contingent total bonus of NIS 230,736 (approximately $61), which is payable upon the Company raising at least $3,000 in new funds by September 30, 2024. During the third quarter of 2024, the Company achieved a cumulative capital raise of $3,000. On July 17, 2024, the Compensation Committee of the Board of Directors of the Company approved the payment of such bonuses to the Company’s CFO and CTO in the aggregate amount of approximately $61. This bonus was recorded as a charge to expenses in the three-month period ended September 30, 2024.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

A. Government grants:

Microbot Israel has received grants from the IIA for participation in research and development since 2013 through December 31, 2023 totaling approximately $1,804. This amount includes amounts received in 2023 of approximately $304, which are a portion of an additional grant from the IIA in the amount of approximately NIS 1,620,000 (approximately $447) approved by the IIA on June 1, 2023, to further finance the development of the manufacturing process of the LIBERTY® Endovascular Robotic Surgical System.

In addition, as a result of the agreement with CardioSert Ltd. (“CardioSert”) on January 4, 2018, Microbot Israel took over the liability to repay CardioSert’s IIA grants in the aggregate amount of approximately $530.

In addition, as a result of the agreement with Nitiloop, on October 6, 2022, Microbot Israel took over the liability to repay Nitiloop’s IIA grants in the aggregate amount of approximately $925.

In relation to the IIA grants described above, the Company is obligated to pay royalties amounting to 3.0%-5% of its future sales of the products relating to such grants.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bears interest of SOFR per year (SOFR is a benchmark interest rate which replaced LIBOR).

The repayment of the grants is contingent upon the successful completion of the Company’s research and development programs and generating sales. The Company has no obligation to repay these grants, if the project fails, is unsuccessful or aborted or if no sales are generated. The financial risk is assumed completely by the Government of Israel. The grants are received from the Government on a project-by-project basis.

On December 11, 2022, the Company received approval for a grant from the Ministry of Economy, in the amount of NIS 300,000 (approximately $83), for participation in expenses related to the LIBERTY® Endovascular Robotic Surgical System in the U.S. market. As of December 31, 2023, the Company received approximately $27 of such grant. In relation with the Ministry of Economy grant, the Company is obligated to pay royalties amounting to 3% of future sales of the LIBERTY® Endovascular Robotic Surgical System up to the grant amount plus interest.

B. TRDF agreement:

Microbot Israel signed an agreement with the Technion Research and Development Foundation (“TRDF”) in June 2012 by which TRDF transferred to Microbot Israel a global, exclusive, royalty-bearing license (as amended, the “License Agreement”) with respect to the Company’s Self-Cleaning Shunt (SCS) project and its TipCat assets in addition to certain technology relating to the Company’s LIBERTY® Endovascular Robotic Surgical System. As partial consideration for the license, Microbot Israel shall pay TRDF royalties on net sales (between 1.5%-3.0%) and on sublicense income as detailed in the License Agreement.

In October 2022 the Company suspended the SCS project and as a result of the Company’s May 2023 implementation of its core-business focus program and cost reduction plan, the Company returned the licensed intellectual property for the TipCat back to TRDF in June 2023, and returned the licensed intellectual property for the SCS (ViRob) back to TRDF in July 2023.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 9 - COMMITMENTS AND CONTINGENCIES

C. Agreement with CardioSert Ltd.:

On January 4, 2018, Microbot Israel entered into an agreement with CardioSert (the “CardioSert Agreement”) to acquire certain of its patent-protected technology (the “Technology”). Pursuant to the CardioSert Agreement, Microbot Israel made aggregate payments of $300 in cash and 6,738 shares of common stock estimated at $74 to complete the acquisition.

The CardioSert Agreement may be terminated by CardioSert in case the first commercial sale does not occur by the third anniversary of the date of signing of the CardioSert Agreement except if Microbot Israel has invested more than $2,000 in certain development stages, or the first commercial sale does not occur within 50 months. As of December 31, 2023, the 50 months period has expired and CardioSert can buy-back the Technology at any time.

In each of the above termination events, or in case of breach by Microbot Israel, CardioSert shall have the right to buy back the Technology from Microbot Israel for $1.00 (dollar not in thousands), upon 60 days prior written notice, but only 1 year after such termination events. Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS 40,000 (or approximately US$11, based on an exchange rate of NIS 3.7 to the dollar) covering up to 60 consulting hours per month, relating to the development of the Technology. As a result of its core-business focus program and its cost reduction plan enacted in May 2023, the Company has terminated the CardioSert Agreement effective as of August 17, 2023 and ceased its research and development and commercialization efforts for, and maintaining, the Technology, which subsequent to the balance sheet date resulted in CardioSert triggering its right to reacquire the Technology for nominal consideration. See Note 16E below.

D. ATM agreement:

On June 10, 2021, the Company entered into an At-the-Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co. LLC (“Wainwright”), as sales agent, in connection with an “at the market offering” under which the Company may offer and sell, from time to time in its sole discretion, shares of its common stock having an aggregate offering price of up to $10,000 at market prices or as otherwise agreed with Wainwright. To date, we have not sold any shares of common stock pursuant to the ATM Agreement, and as of October 13, 2022, the Company suspended the ATM Agreement, which otherwise remains in full force and effect subject to reactivation.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 9 - COMMITMENTS AND CONTINGENCIES

E. Engagement letters with H.C. Wainwright:

In connection with registered direct and private placement offerings referred to in Note 10 below, the Company entered into engagement letters (the “Engagement Letters”) with Wainwright on October 3, 2022, on May 16, 2023 and on October 24, 2023, pursuant to which Wainwright agreed to serve as the exclusive placement agent for the issuance and sale of securities of the Company.

As compensation for such placement agent services, the Company has agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from offerings contemplated by the Engagement Letters, plus a management fee equal to 1.0% of the gross proceeds received by the Company from such offerings, as well as other reimbursable expenses. The Company has also agreed to issue to Wainwright or its designees preferred investment options upon the closing of such offerings, equal to five (5.0%) percent of the aggregate number of such shares of common stock in such offerings, including upon exercise for cash of any warrants issued to investors in such offering.

F. Acquisition of Nitiloop’s assets:

On October 6, 2022, Microbot Israel purchased substantially all of the assets, including intellectual property, devices, components and product related materials (the “Assets”), of Nitiloop Ltd., an Israeli limited liability company (“Nitiloop”). The Assets include intellectual property and technology in the field of intraluminal revascularization devices with anchoring mechanism and integrated microcatheter (the “Technology”) and the products or potential products incorporating the Technology owned by Nitiloop and designated by Nitiloop as “NovaCross”, “NovaCross Xtreme” and “NovaCross BTK” and any enhancements, modifications and improvements thereof (“Devices”). Microbot Israel did not assume any material liabilities of Nitiloop other than obligations Nitiloop has to the IIA and relating to certain renewal/maintenance fees for a European patent application.

In consideration for the acquisition of the Assets, Microbot Israel shall pay royalties to Nitiloop, which shall not, in the aggregate, exceed $8,000, as follows:

●	Royalties at a rate of 3% of net revenue generated as a result of sales, license or other exploitation of the Devices; and
●	Royalties at a rate of 1.5% of net revenue generated from the sale, license or other exploitation of commercialization of the technology as part of an integrated product.

Based on the Company’s analysis, the Company concluded that the acquisition of the assets does not meet the definition of a business for the purpose of applying SEC Rules (S-X Rules of 3-05, 8-04 and 11-01).

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)

NOTE 9 - COMMITMENTS AND CONTINGENCIES

G. Litigation resulting from the 2017 financing:

The Company was named as the defendant in a lawsuit captioned Empery Asset Master Ltd., Empery Tax Efficient, LP, Empery Tax Efficient II, LP, Hudson Bay Master Fund Ltd., (the “Plaintiffs”), against Microbot Medical Inc., Defendant, in the Supreme Court of the State of New York, County of New York (Index No. 651182/2020) (the “Lawsuit”). The complaint alleged, among other things, that the Company breached multiple representations and warranties contained in the Securities Purchase Agreement (the “SPA”) related to the Company’s June 8, 2017 equity financing (the “2017 Financing”), of which the Plaintiffs participated, and fraudulently induced Plaintiffs into signing the SPA. The complaint sought rescission of the SPA and return of the Plaintiffs’ $6,750 purchase price with respect to the 2017 Financing.

The Lawsuit was settled in January 2024. Refer to Note 16C below.

H. Mona litigation:

On April 28, 2019, the Company brought an action against Alliance Investment Management, Ltd. (“Alliance”), later amended to add Joseph Mona (“Mona”) as a defendant, in the Southern District of New York under Section 16(b) of the Securities Exchange Act of 1934 (the “Exchange Act”), to compel Alliance and/or Mona to disgorge short swing profits realized from purchases and sales of the Company’s securities within a period of less than six months. The amount of profits was estimated in the complaint to be approximately $468.

On March 31, 2021, the Court entered a judgment against Mona and in favor of the Company in the amount of approximately $485. Collection of the judgment was deferred pending resolution of Mona’s counterclaim.

On August 4, 2023, the Magistrate Judge issued a Report & Recommendation, which recommended that the District Court dismiss Mona’s Section 10(b) counterclaim in the entirety. On August 22, 2023, the District Court adopted the Report and Recommendation in full and dismissed the Section 10(b) counterclaim in its entirety. The time for appeal has expired and the Company is proceeding with collection efforts for the $485 judgment against Mona (the “Judgment”).

The Court has permitted the Company’s ongoing execution efforts to continue notwithstanding Mona’s purported appeal of the Court’s denial of his motion to vacate. On March 15, 2024, the Magistrate Judge issued an Order to Show Cause (“OTSC”) directing the liquidation of certain of Mona’s accounts, and the transfer of the sale proceeds to the Company in partial satisfaction of the Judgment. The OTSC hearing is scheduled to be held in the second quarter of 2024.

MICROBOT MEDICAL INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

(Except share and per share data)